Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2022
Share capital and additional paid-in capital
Share capital and additional paid-in capital	9. Share capital and additional paid-in capital

Authorized

The authorized share capital of the Company for the period January 1, 2021 to July 5, 2021 was C$50,000 divided into 500,000,000 shares with a par value of C$0.0001 each. On July 6, 2021, Vox changed its legal domicile from the Cayman Islands to Ontario, Canada. As a result, the authorized share capital of the Company effective July 6, 2021, is an unlimited number of common shares without par value.

The following summarizes the common shares issued and outstanding balance:

	December 31, 2022	December 31, 2021
	$	$
Issued: 44,758,269 (2021: 39,379,199) common shares	57,020,116	43,648,023

Share issuances during the year ended December 31, 2022

On April 27, 2022, the Company issued 409,500 common shares for the purchase of the Limpopo royalties, for total consideration of $1,139,628.

On May 26, 2022, the Company issued 4,350,000 common shares for the purchase of the Wonmunna royalty, for total consideration of $10,470,905.

On June 9, 2022, the Company issued 17,959 common shares for the purchase of the El Molino royalty, for total consideration of $45,167.

On September 7, 2022, the Company issued 173,058 common shares as a first milestone payment related to the gold royalty portfolio, for total consideration of $387,816.

On November 21, 2022, the Company issued 164,319 common shares for the purchase of the Estrades and Opawica royalties from FQM, for total consideration of $412,874.

Normal Course Issuer Bid year ended December 31, 2022:

On November 15, 2022, the Company renewed its NCIB, allowing the Company to repurchase for cancellation, up to 2,229,697 common shares during the period November 21, 2022 to November 20, 2023. The repurchases are to be made at market prices through the facilities of the TSXV or other recognized marketplaces (which include Canadian and US marketplaces). The NCIB provides the Company with the option to purchase its common shares for cancellation from time to time. During the year ended December 31, 2022, the Company repurchased and cancelled 192,200 common shares pursuant to the prior NCIB, at an average share price of C$3.03. The value was allocated $212,132 to share capital and $242,082 to deficit.

Share issuances during the year ended December 31, 2021:

On March 25, 2021, the Company closed an offering of units with a syndicate of underwriters pursuant to which the underwriters purchased, on a bought deal basis, 5,615,766 units at C$3.00 per share for total gross proceeds of C$16,847,298 ($13,364,507) (the “Offering”). The units were offered pursuant to a final prospectus supplement dated March 22, 2021 to the Company’s short form base shelf prospectus dated October 2, 2020. Each unit issued consisted of one common share of the Company and one half of one share purchase warrant of the Company. In consideration for services provided in connection with the Offering, the underwriters received a cash commission equal to 6.0% of the gross proceeds of the Offering. The value of the Offering was allocated $562 to share capital, $11,981,692 to additional paid-in capital, $1,372,247 to other liabilities and $111,715 to other income (expenses).

Each whole warrant will be exercisable to acquire one common share at a price of C$4.50 for a period of three years. The warrants have been presented as a other liabilities (see Note 11). The fair value of the warrants on the issuance date was $1,372,247. The fair value of the warrants is based on the BSM option pricing model with the following assumptions: stock price C$2.62 ($2.08), expected dividend yield – 0%, expected volatility – 58%, risk-free interest rate – 0.46% and an expected life of 3 years. In making assumptions for expected volatility, Vox used the industry average as sufficient historical data was not available for the Company’s stock price.

During the year, the Company issued 252,878 common shares for the purchase of the Breakwater royalty portfolio, as disclosed in Note 6, for total consideration of C$804,152 ($636,851). The value was allocated $25 to share capital and $636,826 to additional paid-in capital.

Normal Course Issuer Bid year ended December 31, 2021:

On November 18, 2021, the Company renewed its NCIB, allowing the Company to purchase up to 1,968,056 common shares during the period of November 19, 2021 through November 18, 2022. The NCIB provides the Company with the option to purchase its common shares for cancellation from time to time. During the year ended December 31, 2021, the Company purchased and cancelled 758,400 common shares of which 735,200 common shares were purchased pursuant to the prior NCIB, at an average share price of C$2.95. The value was allocated $227,644 to share capital, $690,980 to additional paid-in capital and $857,491 to deficit.

Dividends:

On September 20, 2022, the Board of Directors of the Company declared a dividend of $0.01 per common share to shareholders of record as of the close of business on October 21, 2022. Total dividends of $445,940 were paid on November 4, 2022.

On November 14, 2022, the Board of Directors of the Company declared a dividend of $0.01 per common share payable on January 13, 2023 to shareholders of record as of the close of business on December 30, 2022. Total dividends of $447,583 were payable as at December 31, 2022. which were paid on January 13, 2023.